April 7, 2020

ATTORNEYS AT LAW

777 East Wisconsin Avenue, Suite 3800

Milwaukee, Wisconsin  53202-5306

414.271.2400 TEL

414.297.4900  FAX

www.foley.com

WRITER’S DIRECT LINE

414.297.5596

pfetzer@foley.com EMAIL

CLIENT/MATTER NUMBER

035194-0102

Via Edgar

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	Parnassus Funds - File Nos. 002-93131 and 811-04044

Ladies and Gentlemen:

Pursuant to Rule 497 of the Securities Act of 1933, as amended, and the regulations thereunder, transmitted herewith on behalf of Parnassus Funds, a Massachusetts business trust (the “Trust”), is a filing that is being made for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in the Rule 497 filing made by the Trust on April 1, 2020.

Please call the undersigned at (414) 297‑5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

Enclosures

cc:	John Skidmore

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